SCHEDULE OF REPORTABLE SEGMENT TO WHICH INDIVIDUAL ASSET (Details) - CAD ($)	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
IfrsStatementLineItems [Line Items]
Equipment	$ 38,935	$ 60,953
Exploration and evaluation assets	700,852	803,251	$ 821,773
Total property plant and equipment	38,935	60,953
Chile [Member]
IfrsStatementLineItems [Line Items]
Equipment	38,935	60,953
Exploration and evaluation assets	700,852	803,251
Total property plant and equipment	$ 739,787	$ 864,204